Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Stock
Schedule of common stock reserved for future issuance

	September 30,	December 31,
	2023	2022
	(unaudited)
Conversion of convertible preferred stock	—	21,257,708
Stock options issued and outstanding	3,846,972	9,694,890
Restricted stock units (unvested)	1,041,565	—
Shares available for future issuance under the stock incentive plan	3,508,139	27,884,000
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Convertible preferred stock warrants outstanding	—	342,011
Total common stock reserved	38,876,675	59,178,609

	December 31,
	2022	2021
Conversion of convertible preferred stock	21,257,708	21,257,708
Stock options issued and outstanding	9,694,890	10,516,525
Shares available for future issuance under the stock incentive plan	27,884,000	27,884,000
Convertible preferred stock warrants outstanding	342,011	342,011
Total common stock reserved	59,178,609	60,000,244